Business Segment Information Business Segment Information (Notes)	12 Months Ended
Jun. 30, 2015
Business Segment Information [Abstract]
Business Segment Information
Business Segment Information

(Dollars in thousands)	2015	2014	2013
Net Sales:
Diversified Industrial:
North America	$5,715,742	$5,693,527	$5,637,657
International	4,741,376	5,287,916	5,110,332
Aerospace Systems	2,254,626	2,234,528	2,267,715
	$12,711,744	$13,215,971	$13,015,704
Segment Operating Income:
Diversified Industrial:
North America	$955,501	$946,493	$908,719
International	583,937	572,476	602,480
Aerospace Systems	298,994	271,238	280,286
Total segment operating income	1,838,432	1,790,207	1,791,485
Corporate administration	215,396	181,926	185,767
Income before interest expense and other	1,623,036	1,608,281	1,605,718
Interest expense	118,406	82,566	91,552
Other expense (income)	72,390	(31,005)	203,165
Income before income taxes	$1,432,240	$1,556,720	$1,311,001

Assets:
Diversified Industrial	$8,765,468	$9,501,837	$9,388,027
Aerospace Systems (a)	1,375,913	1,359,130	1,139,967
Corporate (b)	2,153,656	2,413,395	2,012,904
	$12,295,037	$13,274,362	$12,540,898

Property Additions (c):
Diversified Industrial	$190,580	$189,832	$312,392
Aerospace Systems	18,427	23,261	20,838
Corporate	6,520	3,247	7,105
	$215,527	$216,340	$340,335

Depreciation:
Diversified Industrial	$174,102	$187,347	$187,014
Aerospace Systems	19,509	19,193	19,498
Corporate	9,165	8,425	7,210
	$202,776	$214,965	$213,722

(Dollars in thousands)	2015	2014	2013
By Geographic Area (d)
Net Sales:
North America	$7,891,571	$7,853,603	$7,844,552
International	4,820,173	5,362,368	5,171,152
	$12,711,744	$13,215,971	$13,015,704
Long-Lived Assets:
North America	$856,947	$861,300	$871,958
International	807,075	962,994	936,282
	$1,664,022	$1,824,294	$1,808,240

The accounting policies of the business segments are the same as those described in the Significant Accounting Policies footnote except that the business segment results are prepared on a basis that is consistent with the manner in which the Company’s management disaggregates financial information for internal review and decision-making.

(a)	Includes an investment in a joint venture in which ownership is 50 percent or less and in which the Company does not have operating control (2015 - $251,365; 2014 - $263,246).

(b)
Corporate assets are principally cash and cash equivalents, marketable securities and other investments, domestic deferred income taxes, deferred compensation plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

(c)	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2013 - $74,439).

(d)
Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.